Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported on the balance sheets that sum to amounts reported on the statements of cash flows:

	March 31,	December 31,
	2022	2021
Cash and cash equivalents	$704.2	$746.6
Restricted cash	2.9	0.3
Total cash, cash equivalents, and restricted cash	$707.1	$746.9

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

Description	Level	March 31, 2022	December 31, 2021

		(In millions)
Assets:
Money Market Funds	1	$0.3	$0.3
Liabilities:
Warrant Liability – Public Warrants	1	$15.9	$20.2
Warrant Liability – Private Placement Warrants	3	$7.9	$10.1
The following table presents information about our assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs we utilized to determine such fair value:

		As of December 31,
Description	Level	2021	2020

		(In millions)
Assets:
Money Market Funds	1	$0.3	$34.4

Liabilities:
Warrant Liability – Public Warrants	1	$20.2	$—
Warrant Liability – Private Placement Warrants	3	10.1	—

Fair Value Measurement Inputs and Valuation Techniques

The key inputs into the Monte Carlo simulation model for the private placement warrants are as follows:

Input	March 31, 2022	December 31, 2021
Stock price	$4.81	$6.04
Strike price	$11.50	$11.50
Dividend yield	0.00%	0.00%
Term (in years)	4.46	4.71
Volatility	51.1%	45.3%
Risk-free rate	2.43%	1.22%

The key inputs into the Monte Carlo simulation model for the private placement warrants are as follows:

December 31,
Input	2021
Stock price	$6.04
Strike price	$11.50
Dividend yield	0.00%
Term (in years)	4.71
Volatility	45.3%
Risk-free rate	1.22%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the change in fair value of the Company’s Level 3 private placement warrants during the three months ended March 31, 2022 (in millions):

Balance as of December 31, 2021	$10.1
Change in fair value	(2.2)
Balance as of March 31, 2022	$7.9

The following table presents the change in fair value of our Level 3 private placement warrants during the years ended December 31, 2021 and 2020:

Balance as of December 31, 2020	$—
Addition of private placement warrants	13.0
Change in fair value	(2.9)
Balance as of December 31, 2021	$10.1

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents the number of antidilutive shares excluded from the calculation of diluted net loss per share:

	Three Months Ended March 31,
	2022	2021
Options to purchase common stock	8,604,636	11,899,579
Unvested restricted stock units	38,662,368	285,361
Warrants	32,268,677	10,282,292
Series Seed redeemable convertible preferred stock	—	18,193,515
Series A redeemable convertible preferred stock	—	46,267,422
Total	79,535,681	86,928,169

The following table presents the number of antidilutive shares excluded from the calculation of diluted net loss per share:

	Year Ended December 31,
	2021	2020
Options to purchase common stock	9,444,221	12,637,099
Unvested restricted stock units	38,124,396	570,722
Warrants	32,519,357	1,671,202
Total	80,087,974	14,879,023